Income Taxes (Details) - Schedule of Deferred tax asset and liability - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Allowance for credit losses	$ 7,904	$ 10,355
Depreciation and amortization	1,151	1,043
Total deferred tax assets	9,055	11,398
Less: valuation allowance
Deferred tax assets, net	$ 9,055	$ 11,398